UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2006 (Unaudited)

DWS Global Thematic Fund

	Shares	Value ($)

Common Stocks 92.3%
Australia 0.1%
Australian Agricultural Co., Ltd. (Cost $870,306)	717,505	1,047,329
Austria 1.7%
Erste Bank der oesterreichischen Sparkassen AG	160,900	11,755,954
OMV AG	84,900	4,572,571
Wienerberger AG	200,960	10,706,010

(Cost $21,806,856)		27,034,535
Bermuda 2.1%
Marvell Technology Group Ltd.*	514,600	10,621,344
Tyco International Ltd.	777,200	23,541,388

(Cost $34,851,166)		34,162,732
Brazil 5.3%
Aracruz Celulose SA "B" (ADR) (Preferred)	131,900	8,027,434
Companhia Vale do Rio Doce (ADR)	303,200	8,416,832
Diagnosticos da America SA*	412,700	8,768,684
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	766,500	21,814,590
Petroleo Brasileiro SA (ADR)	272,100	25,618,215
Santos-Brasil SA (Unit)*	1,192,100	12,939,653

(Cost $81,104,293)		85,585,408
Canada 1.1%
Goldcorp, Inc.	424,500	13,273,407
Meridian Gold, Inc.*	165,600	5,121,485

(Cost $8,133,426)		18,394,892
China 1.4%
Shanghai Electric Group Co., Ltd. "H"	39,997,700	13,949,558
Xinao Gas Holdings Ltd.	7,437,000	9,127,209

(Cost $20,787,209)		23,076,767
Egypt 0.3%
Orascom Construction Industries (GDR) (REG S) (Cost $3,645,359)	55,800	4,777,435
France 2.5%
Credit Agricole SA	189,704	8,058,854
Total SA (a)	448,791	31,951,451

(Cost $25,326,837)		40,010,305
Germany 10.3%
Adidas AG	227,198	11,190,832
BASF AG (a)	87,418	8,067,717
Bayer AG (a)	132,173	6,817,561
Commerzbank AG (a)	490,770	17,708,454
DaimlerChrysler AG (a)	131,500	7,663,820

Deutsche Post AG (Registered) (a)	757,156	22,563,299
Deutsche Telekom AG (Registered) (a)	829,073	14,755,542
GEA Group AG	408,137	8,102,950
GfK AG (a)	171,177	7,707,583
Hypo Real Estate Holding AG	221,349	12,911,403
Siemens AG (Registered) (a)	173,374	16,503,279
Stada Arzneimittel AG (a)	305,049	16,172,053
TUI AG (a)	803,924	17,028,963

(Cost $144,120,650)		167,193,456
Hong Kong 1.5%
A-S China Plumbing Products Ltd.*	6,700,000	1,679,576
Great Eagle Holdings Ltd.	2,608,000	7,876,561
Hongkong & Shanghai Hotels Ltd.	5,880,921	9,057,230
Industrial & Commercial Bank of China (Asia) Ltd.	3,173,700	5,670,619

(Cost $24,070,207)		24,283,986
Hungary 2.3%
Magyar Telekom Telecommunications PLC (ADR)* (a)	334,100	8,101,925
MOL Hungarian Oil & Gas Nyrt.	100,500	11,299,604
OTP Bank Nyrt. (ADR) 144A (a)	117,400	9,098,500
OTP Bank Nyrt.	229,300	8,818,236

(Cost $29,829,673)		37,318,265
India 0.5%
Infosys Technologies Ltd. (Cost $3,546,885)	159,800	7,853,616
Israel 0.5%
NICE Systems Ltd. (ADR)* (Cost $6,189,297)	237,400	7,596,800
Italy 1.2%
Assicurazioni Generali SpA	138,600	6,030,204
ERG SpA	213,200	5,095,979
Telecom Italia SpA	2,918,000	8,856,710

(Cost $17,004,807)		19,982,893
Japan 8.8%
FANUC Ltd.	135,300	12,321,777
Komatsu Ltd.	899,000	16,326,110
Mitsubishi Estate Co., Ltd.	833,000	20,487,789
Mitsui Fudosan Co., Ltd.	965,000	22,571,534
Mizuho Financial Group, Inc.	4,140	30,371,510
Nomura Holdings, Inc.	668,500	11,665,022
Shinsei Bank Ltd.	4,910,000	29,020,868

(Cost $107,059,637)		142,764,610
Kazakhstan 0.5%
KazMunaiGas Exploration Production (GDR) 144A* (Cost $5,911,632)	403,800	7,551,060
Korea 4.5%
Hyundai Motor Co.	149,690	11,309,543
Kookmin Bank	236,300	18,440,283
Kookmin Bank (ADR)	40,200	3,145,650
LG Chem Ltd.	167,000	7,704,743
Samsung Electronics Co., Ltd.	45,820	31,422,588

(Cost $64,562,723)		72,022,807

Malaysia 1.8%
AMMB Holdings Bhd.	4,501,700	4,177,828
IOI Corp. Bhd.	975,600	5,093,870
Kuala Lumpur Kepong Bhd.	2,432,800	9,139,796
Resorts World Bhd.	2,838,300	10,355,427

(Cost $22,864,014)		28,766,921
Mexico 0.5%
Fomento Economico Mexicano SA de CV (ADR) (Cost $3,322,560)	73,400	7,725,350
Netherlands 1.9%
ABN AMRO Holding NV	677,073	20,390,144
Koninklijke DSM NV	207,408	9,902,988

(Cost $26,529,885)		30,293,132
Norway 0.4%
Norsk Hydro ASA (Cost $6,492,875)	247,000	6,145,512
Pakistan 0.2%
MCB Bank Ltd. (GDR) 144A* (Cost $3,591,587)	207,957	3,666,282
Poland 0.3%
Telekomunikacja Polska SA (GDR) (REG S) (Cost $3,518,311)	576,300	4,437,510
Russia 0.5%
Surgutneftegaz (ADR) (a) (Cost $7,713,681)	115,300	7,955,700
Singapore 0.3%
DBS Group Holdings Ltd. (Cost $2,020,326)	371,000	5,052,891
South Africa 1.5%
ABSA Group Ltd.	629,300	9,896,129
Lewis Group Ltd.	1,004,100	8,257,050
Naspers Ltd. "N"	269,900	5,513,313

(Cost $20,962,678)		23,666,492
Spain 0.6%
Repsol YPF SA (ADR) (a) (Cost $8,137,401)	289,400	10,432,870
Sweden 1.4%
Rezidor Hotel Group AB*	515,200	3,873,967
Telefonaktiebolaget LM Ericsson "B"	4,865,000	18,890,563

(Cost $20,897,655)		22,764,530
Switzerland 2.2%
Credit Suisse Group (Registered)	216,165	14,299,388
Julius Baer Holding Ltd. (Registered)	113,244	12,051,336
Novartis AG (Registered)	163,968	9,579,401

(Cost $23,334,500)		35,930,125
Taiwan 1.3%
Asustek Computer, Inc.	5,232,000	14,378,152
High Tech Computer Corp.	300,000	6,935,993

(Cost $20,757,420)		21,314,145
Thailand 1.2%
Bangkok Bank PCL (Foreign Registered)	1,466,000	5,340,837
Kasikornbank PCL (Foreign Registered)	1,634,200	3,246,122
Krung Thai Bank PCL (Foreign Registered)	8,060,100	3,098,814
Siam City Bank PCL (Foreign Registered)	3,873,400	2,276,884

Thai Oil PCL (Foreign Registered)	3,431,700	5,879,636

(Cost $15,304,291)		19,842,293
Turkey 0.8%
Turkiye Is Bankasi (Isbank) "C" (Cost $10,826,803)	3,001,180	12,499,331
United Kingdom 5.3%
Anglo American PLC	163,004	7,601,178
BHP Billiton PLC	776,827	14,840,022
GlaxoSmithKline PLC	648,128	17,211,751
Kingfisher PLC	2,460,028	11,775,124
Royal Bank of Scotland Group PLC	482,210	17,493,142
Standard Chartered PLC	572,688	16,489,103

(Cost $71,393,448)		85,410,320
United States 27.5%
3Com Corp.*	1,667,500	6,986,825
Apple Computer, Inc.*	143,400	13,146,912
Archer-Daniels-Midland Co.	361,900	12,702,690
BJ's Wholesale Club, Inc.*	195,300	6,308,190
Briggs & Stratton Corp.	196,300	5,317,767
Bunge Ltd.	127,300	8,974,650
Caremark Rx, Inc.	252,500	11,943,250
Caterpillar, Inc.	356,500	22,113,695
Cisco Systems, Inc.*	1,011,600	27,191,808
Coca-Cola Co.	383,800	17,973,354
eBay, Inc.*	254,000	8,216,900
ExxonMobil Corp.	342,000	26,269,020
Foundry Networks, Inc.*	1,080,700	15,464,817
General Electric Co.	825,100	29,109,528
General Mills, Inc.	312,650	17,492,767
Hasbro, Inc.	261,200	6,987,100
Intel Corp.	1,008,950	21,541,082
Johnson & Johnson	216,500	14,269,515
KKR Private Equity Investors LP (Unit)*	311,600	6,804,231
Lennox International, Inc.	235,800	6,894,792
Medtronic, Inc.	147,600	7,694,388
MetLife, Inc.	257,300	15,111,229
Monsanto Co.	303,400	14,584,438
Newmont Mining Corp.	265,700	12,463,987
Oracle Corp.*	387,350	7,371,271
Pfizer, Inc.	521,500	14,336,035
Schlumberger Ltd.	329,800	22,584,704
St. Jude Medical, Inc.*	562,300	20,956,921
Symantec Corp.*	456,000	9,667,200
Walter Industries, Inc. (a)	228,400	10,983,756
Wyeth	270,350	13,052,498
Zimmer Holdings, Inc.*	132,300	9,652,607

(Cost $371,645,774)		444,167,927

Total Common Stocks (Cost $1,238,134,172)		1,490,728,227
Preferred Stocks 1.4%
Germany
Fresenius AG (a)	43,449	8,692,338
Porsche AG (a)	11,432	13,264,003

Total Preferred Stocks (Cost $15,351,556)		21,956,341
	Principal Amount ($)	Value ($)

Other Investments 0.0%
Brazil
Companhia Vale do Rio Doce* (Cost $0)	389,000	7,546
	Shares	Value ($)

Exchange Traded Funds 2.9%
United States
Biotech HOLDRs Trust (a)	76,350	14,314,862
iShares Nasdaq Biotechnology Index Fund* (a)	411,600	32,960,928

Total Exchange Traded Funds (Cost $43,245,425)		47,275,790
Securities Lending Collateral 10.8%
Daily Assets Fund Institutional, 5.34% (b) (c) (Cost $174,049,045)	174,049,045	174,049,045
Cash Equivalents 1.7%
Cash Management QP Trust, 5.33% (d) (Cost $28,068,594)	28,068,594	28,068,594
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,498,848,792)	109.1	1,762,085,543
Other Assets and Liabilities, Net	(9.1)	(147,210,060)

Net Assets	100.0	1,614,875,483

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2006 amounted to $167,778,015 which is 10.4% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
HOLDRs: Holding Company Depositary Receipts
At November 30, 2006, the DWS Global Thematic Fund had the following sector diversification:

		As a % of Common
Sector	Market Value ($)	and Preferred Stocks
Financials	375,525,132	24.8%
Industrials	242,575,311	16.1%
Information Technology	207,285,871	13.7%
Energy	165,356,322	10.9%
Health Care	152,329,441	10.1%
Materials	121,599,227	8.0%
Consumer Discretionary	116,276,372	7.7%
Consumer Staples	86,457,996	5.7%
Telecommunication Services	36,151,687	2.4%
Utilities	9,127,209	0.6%

Total	1,512,684,568	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2007